Unpaid claims (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Liability for Unpaid Claims and Claims Adjustment Expense, Activity in Liability [Abstract]
Schedule of Activity in the Liability for Unpaid Claims and Claims Adjustment Expense
Activity in the liability for unpaid claims, including claims adjustment expenses, for the nine months ended September 30, 2021 and 2020, is summarized as follows:

Nine Months Ended September 30,	2021	2020
	(in thousands)
Gross and net balance, beginning of period	$103,976	$77,886
Incurred related to:
Current year	1,092,280	425,941
Prior years	17,095	(15,401)
Total incurred	1,109,375	410,540
Paid related to:
Current year	963,779	339,252
Prior years	109,362	55,559
Total paid	1,073,141	394,811
Gross and net balance, end of period	$140,210	$93,615

Activity in the liability for unpaid claims, including claims adjustment expenses, is summarized as follows:

Year ended December 31,	2020	2019
	(in thousands)
Gross balance, beginning of year	$77,886	$54,004
Less: reinsurance recoverable, beginning of year	—	(12,344)
Net balance, beginning of year	77,886	41,660
Incurred related to:
Current year	604,183	453,423
Prior years	(13,715)	(2,778)
Total incurred	590,468	450,645
Paid related to:
Current year	501,339	376,677
Prior years	63,039	37,742
Total paid	564,378	414,419
Net balance, end of year	103,976	77,886
Plus: reinsurance recoverable, end of year	—	—
Gross balance, end of year	$103,976	$77,886

Schedule of Claims Development and Claim Frequency
The following is information about incurred and paid claims development for medical claims, as well as cumulative claim frequency and the total of incurred but not reported liabilities as of December 31, 2020, respectively.

Cumulative incurred claims for the years ended December 31,
Incurred year	2018*	2019*	2020	Total IBNR	Number of reported claims
	(in thousands)			(in thousands, except for number of reported claims)
2018 and prior	$552,456	$549,678	$549,649	$2	1,737,684
2019		412,695	399,009	1,130	1,188,472
2020			604,183	102,844	1,433,049
Total	$552,456	$962,373	$1,552,841	$103,976	4,359,205

Cumulative net paid claims through December 31,
Paid year	2018*	2019*	2020
	(in thousands)
Incurred year
2018 and prior	$511,459	$550,974	$549,647
2019		343,903	397,879
2020			501,339
Total	$511,459	$894,877	$1,448,865
__________________
*Unaudited supplemental information

Reconciliation of Incurred and Paid Claims Development
The reconciliation of net incurred and paid claims development tables to unpaid claims and claims adjustment expenses on the Consolidated Balance Sheets is as follows:

December 31, 2020	(in thousands)
Cumulative incurred claims, net	$1,552,841
Less: cumulative paid claims, net	1,448,865
Net unpaid claims, including claims adjustment expenses	$103,976